Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

Note 11 – Income Taxes

Information as of December 31 and for the year follows:

(Dollars in thousands)

	2013	2012	2011
Provision for Income Taxes
Current federal income tax expense	$1,724	$1,475	$682
Deferred federal income tax expense/(benefit)	59	(132)	378
Income tax expense	$1,783	$1,343	$1,060

	2013	2012	2011
Reconciliation of Income Tax Provision to Statutory Rate
Income tax computed at statutory federal rate of 34%	$2,338	$1,906	$1,555
Tax exempt interest income	(476)	(466)	(437)
Tax exempt earnings on bank-owned life insurance	(101)	(152)	(121)
Nondeductible interest expense	8	13	16
Other items	14	42	47
Income tax expense	$1,783	$1,343	$1,060

Effective income tax rate	26%	24%	23%

Components of Deferred Tax Assets and Liabilities	2013	2012
Deferred tax assets:
Allowance for loan losses	$1,075	$920
Deferred compensation	316	349
Write-downs on other real estate owned	119	255
Other	214	294
Total deferred tax assets	1,724	1,818

Deferred tax liabilities:
Depreciation	1,279	1,396
Unrealized gains on securities available for sale	—	1,138
Purchase accounting adjustments from merger	462	602
Loan servicing rights	185	161
Stock dividends received from Federal Home Loan Bank	83	83
Post-retirement benefits obligation	82	75
Other	132	112
Total deferred tax liabilities	2,223	3,567
Net deferred tax liabilities	$499	$1,749

ChoiceOne had a deferred tax asset of $42,000 as of December 31, 2013 and December 31, 2012 that resulted from capital losses incurred on the sales of equity securities in 2009 and 2010. A valuation allowance of $42,000 had been recorded as of December 31, 2013 and December 31, 2012 due to the uncertainty as to ChoiceOne’s ability to generate capital gains in the future that can offset the capital loss carryforward. ChoiceOne also had a deferred tax asset of $44,000 as of December 31, 2013 and December 31, 2012 that was related to unexercised stock options. A valuation allowance for the entire balance had been recorded due to the fact that the exercise price of most of the options was higher than the market price of ChoiceOne’s stock as of the end of 2013 and 2012. The valuation allowances totaling $86,000 as of December 31, 2013 and December 31, 2012 have been netted against the total deferred tax assets listed above.